Fees Summary	Nov. 19, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,012,000
Previously Paid Amount	0.00
Total Fee Amount	154.94
Total Offset Amount	0.00
Net Fee	154.94
Narrative - Max Aggregate Offering Price	$ 1,012,000
Final Prospectus	true